Segment reporting - Schedule of Selected Financial Information by Segment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenues	€ 987,290	€ 927,690
Profit before taxes	46,485	68,018
Financial income	(9,373)	(21,207)
Financial expenses	28,989	25,408
Foreign exchange losses	3,082	(10,214)
Result from investments accounted for using the equity method	(644)	(659)
Operating profit	68,539	61,346
Severance costs	3,679	903
Impairment of stores	1,380	6,101
Legal costs for trademark disputes	857	320
Depreciation and amortization	(123,554)	(122,321)
Selling, general and administrative expenses
Disclosure of operating segments [line items]
Depreciation and amortization	(113,067)	(112,326)
Cost of sales
Disclosure of operating segments [line items]
Depreciation and amortization	(8,804)	(8,465)
Right-of-use assets
Disclosure of operating segments [line items]
Impairment of stores	838	4,046
Property, plant and equipment
Disclosure of operating segments [line items]
Impairment of stores	538	2,016
Intangible assets
Disclosure of operating segments [line items]
Impairment of stores	4	39
Operating segments | Selling, general and administrative expenses
Disclosure of operating segments [line items]
Severance costs	2,611
Operating segments | Cost of sales
Disclosure of operating segments [line items]
Severance costs	1,068
Operating segments | Zegna
Disclosure of operating segments [line items]
Revenues	724,265	660,319
Severance costs	2,855	677
Impairment of stores	782	1,652
Legal costs for trademark disputes	0	0
Adjusted EBIT	106,921	94,390
Depreciation and amortization	(81,618)	(85,469)
Operating segments | Thom Browne
Disclosure of operating segments [line items]
Revenues	123,106	129,462
Severance costs	439	0
Impairment of stores	30	203
Legal costs for trademark disputes	857	320
Adjusted EBIT	(8,318)	4,482
Depreciation and amortization	(13,933)	(15,144)
Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Revenues	156,817	152,715
Severance costs	385	226
Impairment of stores	568	4,246
Legal costs for trademark disputes	0	0
Adjusted EBIT	(12,118)	(19,430)
Depreciation and amortization	(20,698)	(21,666)
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0
Severance costs	0	0
Impairment of stores	0	0
Legal costs for trademark disputes	0	0
Adjusted EBIT	(12,022)	(10,673)
Depreciation and amortization	(7,305)	(42)
Intersegment Eliminations
Disclosure of operating segments [line items]
Revenues	(16,898)	(14,806)
Severance costs	0	0
Impairment of stores	0	0
Legal costs for trademark disputes	0	0
Adjusted EBIT	(8)	(99)
Depreciation and amortization	0	0
From Third Parties
Disclosure of operating segments [line items]
Revenues	987,290	927,690
Adjusted EBIT	74,455	68,670
Depreciation and amortization	(123,554)	(122,321)
From Third Parties | Operating segments | Zegna
Disclosure of operating segments [line items]
Revenues	707,367	645,821
From Third Parties | Operating segments | Thom Browne
Disclosure of operating segments [line items]
Revenues	123,106	129,154
From Third Parties | Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Revenues	156,817	152,715
From Third Parties | Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0
Inter Segment Revenue | Operating segments | Zegna
Disclosure of operating segments [line items]
Revenues	16,898	14,498
Inter Segment Revenue | Operating segments | Thom Browne
Disclosure of operating segments [line items]
Revenues	0	308
Inter Segment Revenue | Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Revenues	0	0
Inter Segment Revenue | Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0
Inter Segment Revenue | Intersegment Eliminations
Disclosure of operating segments [line items]
Revenues	€ (16,898)	€ (14,806)